UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/09

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          2/2/10

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           139
Form 13F Information Table Value Total(thousands):            167864




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE      Inv. Other  Voting

3M Company		COM	88579Y101	3878	46910	SH	SOLE	0	SOLE
Abbot Laboratories	COM	002824100	18	330	SH	OTHER	0	SOLE
Abbot Laboratories	COM	002824100	2856	52897	SH	SOLE	0	SOLE
Accenture Ltd		COM	G1151C101	3326	80150	SH	SOLE	0	SOLE
Acusphere, Inc.		COM	00511R870	10	131991	SH	SOLE	0	SOLE
Adelphia Cont Value	COM	00685R706	0	12541	SH	SOLE	0	SOLE
American Express Co	COM	025816109	2	51	SH	OTHER	0	SOLE
American Express Co	COM	025816109	369	9104	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	527	2500	SH	OTHER	0	SOLE
Apple Computer Inc.	COM	037833100	407	1929	SH	SOLE	0	SOLE
Applied Materials Inc.	COM	038222105	2048	146950	SH	SOLE	0	SOLE
Astrazeneca PLC		COM	046353108	55	1170	SH	OTHER	0	SOLE
Astrazeneca PLC		COM	046353108	2835	60396	SH	SOLE	0	SOLE
AT&T Inc. Com		COM	00206R102	484	17280	SH	SOLE	0	SOLE
Automatic Data Proc	COM	053015103	14	320	SH	OTHER	0	SOLE
Automatic Data Proc	COM	053015103	3121	72893	SH	SOLE	0	SOLE
Avon Products, Inc.	COM	054303102	268	8509	SH	SOLE	0	SOLE
Bank of America Corp	COM	060505104	242	16095	SH	OTHER	0	SOLE
Bank of America Corp	COM	060505104	1993	132309	SH	SOLE	0	SOLE
Bearcat Explorations	COM	073846107	0	10000	SH	SOLE	0	SOLE
Berkshire Hath  Cl A	COM	084670108	198	2	SH	OTHER	0	SOLE
Berkshire Hath  Cl A	COM	084670108	198	2	SH	SOLE	0	SOLE
Berkshire Hath Cl B	COM	084670207	82	25	SH	OTHER	0	SOLE
Berkshire Hath Cl B	COM	084670207	818	249	SH	SOLE	0	SOLE
BP PLC			COM	055622104	52	891	SH	OTHER	0	SOLE
BP PLC			COM	055622104	641	11056	SH	SOLE	0	SOLE
Burl Nrthn Santa Fe C	COM	12189T104	259	2629	SH	SOLE	0	SOLE
Chesapeake Energy	COM	165167107	2461	95090	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	593	7702	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	10	400	SH	OTHER	0	SOLE
Cisco Systems, Inc.	COM	17275R102	4359	182072	SH	SOLE	0	SOLE
Citigroup Inc.		COM	172967101	67	20170	SH	SOLE	0	SOLE
Clorox			COM	189054109	2553	41845	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	50	881	SH	OTHER	0	SOLE
Coca-Cola Company	COM	191216100	540	9470	SH	SOLE	0	SOLE
Consolidated Edison	COM	209115104	226	4971	SH	SOLE	0	SOLE
Covidien LTD		COM	G2552X108	2285	47717	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	55	17000	SH	SOLE	0	SOLE
CVS Corporation		COM	126650100	2107	65426	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	3	42	SH	OTHER	0	SOLE
Devon Energy Corp	COM	25179M103	2770	37683	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	22	320	SH	OTHER	0	SOLE
Diageo plc		COM	25243Q205	383	5520	SH	SOLE	0	SOLE
Dominion ResourceS	COM	25746U109	298	7654	SH	SOLE	0	SOLE
Duke Energy Corp	COM	26441C105	218	12650	SH	SOLE	0	SOLE
EI du Pont de Nem  C	COM	263534109	2787	82767	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	243	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	664	38000	SH	OTHER	0	SOLE
EMC Corporation		COM	268648102	653	37379	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	2	50	SH	OTHER	0	SOLE
Emerson Electric Co.	COM	291011104	2030	47659	SH	SOLE	0	SOLE
Energen Corporation	COM	29265N108	340	7258	SH	SOLE	0	SOLE
ENSCO International	COM	26874Q100	1606	40211	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	2561	52409	SH	SOLE	0	SOLE
Exxon Mobil Corp	COM	30231G102	553	8106	SH	OTHER	0	SOLE
Exxon Mobil Corp	COM	30231G102	5925	86893	SH	SOLE	0	SOLE
Ford Motor Company	COM	345370860	108	10820	SH	SOLE	0	SOLE
Fortune Nat Res Co	COM	349681106	0	18000	SH	SOLE	0	SOLE
FPL Group, Inc		COM	302571104	2	31	SH	OTHER	0	SOLE
FPL Group, Inc		COM	302571104	2220	42035	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	62	4071	SH	OTHER	0	SOLE
General Electric Co	COM	369604103	2041	134902	SH	SOLE	0	SOLE
Genuine Parts Co	COM	372460105	2590	68222	SH	SOLE	0	SOLE
Gerber ScientifiC	COM	373730100	51	10000	SH	SOLE	0	SOLE
Hewlett-Packard 	COM	428236103	362	7018	SH	SOLE	0	SOLE
Home Depot, Inc.	COM	437076102	2127	73510	SH	SOLE	0	SOLE
IDEXX Laboratories	COM	45168D104	203	3800	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	2894	60297	SH	SOLE	0	SOLE
Ingersoll-Rand Comp	COM	G47791101	531	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	3644	178629	SH	SOLE	0	SOLE
Intl Business Machine	COM	459200101	7	52	SH	OTHER	0	SOLE
Intl Business Machine	COM	459200101	6343	48457	SH	SOLE	0	SOLE
ISCO International	COM	46426P103	0	58700	SH	SOLE	0	SOLE
ITT Corporation		COM	450911102	2199	44203	SH	SOLE	0	SOLE
J.P. Morgan Chase	COM	46625H100	1	34	SH	OTHER	0	SOLE
J.P. Morgan Chase	COM	46625H100	3360	80631	SH	SOLE	0	SOLE
Jacobs Eng Group	COM	469814107	2260	60085	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	718	11144	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	4218	65489	SH	SOLE	0	SOLE
Kimberly-Clark Corp	COM	494368103	441	6921	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	239	13052	SH	OTHER	0	SOLE
Manulife Finl Corp	COM	56501R106	210	11474	SH	SOLE	0	SOLE
McDonald's Corp		COM	580135101	3	50	SH	OTHER	0	SOLE
McDonald's Corp		COM	580135101	3306	52940	SH	SOLE	0	SOLE
Med Efficiency Del	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	39	880	SH	OTHER	0	SOLE
Medtronic, Inc.		COM	585055106	2816	64027	SH	SOLE	0	SOLE
MEMSIC, Inc		COM	586264103	131	40000	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	8	275	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	4000	131238	SH	SOLE	0	SOLE
Nestle S.A.		COM	641069406	30	1699	SH	OTHER	0	SOLE
Nestle S.A.		COM	641069406	189	3890	SH	SOLE	0	SOLE
NY Community Bancorp	COM	649445103	248	17070	SH	SOLE	0	SOLE
NIKE, Inc.		COM	654106103	3138	47494	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	42	3255	SH	OTHER	0	SOLE
Nokia Corporation	COM	654902204	2005	156058	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	59	1086	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2463	45249	SH	SOLE	0	SOLE
NSTAR			COM	67019E107	222	6030	SH	SOLE	0	SOLE
Occidental Petroleum	COM	674599105	217	2672	SH	SOLE	0	SOLE
Old Republic Intl or	COM	680223104	2106	209771	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	49	2000	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	2780	113345	SH	SOLE	0	SOLE
PACCAR Inc		COM	693718108	311	8584	SH	SOLE	0	SOLE
Patriot Scientific Corp.COM	70336N107	5	28000	SH	SOLE	0	SOLE
PepsiCo, Inc.		COM	713448108	38	625	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	3384	55660	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	587	32294	SH	SOLE	0	SOLE
Procter & Gamble	COM	742718109	64	1063	SH	OTHER	0	SOLE
Procter & Gamble	COM	742718109	4086	67397	SH	SOLE	0	SOLE
QUALCOMM Inc		COM	747525103	2333	50422	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	3305	50775	SH	SOLE	0	SOLE
Southern Company	COM	842587107	211	6340	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	2836	101505	SH	SOLE	0	SOLE
Texas Instruments	COM	882508104	407	15612	SH	SOLE	0	SOLE
The Hanover Ins		COM	410867105	1265	28472	SH	OTHER	0	SOLE
The TD Bank USA		COM	891160509	13	212	SH	OTHER	0	SOLE
The TD Bank USA		COM	891160509	1039	16570	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	48	575	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	2528	30531	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	607	26980	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	2185	38089	SH	SOLE	0	SOLE
United Technologies	COM	913017109	4216	60740	SH	SOLE	0	SOLE
Universal Express Inc	COM	91349P103	0	32000	SH	SOLE	0	SOLE
Verizon Comm		COM	92343V104	2886	87109	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	50	2160	SH	OTHER	0	SOLE
Vodafone Group PLC	COM	92857W209	2823	122269	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3153	58996	SH	SOLE	0	SOLE
Waste Management	COM	939322103	2653	78459	SH	SOLE	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Co	COM	949746101	1627	60276	SH	SOLE	0	SOLE
Western Union		COM	959802109	46	2415	SH	OTHER	0	SOLE
Western Union		COM	959802109	1713	90864	SH	SOLE	0	SOLE
WorldGate Comm		COM	98156L307	120	159718	SH	OTHER	0	SOLE
WorldGate Comm		COM	98156L307	4	4887	SH	SOLE	0	SOLE
Zimmer Holdings, Inc.	COM	98956P102	6	107	SH	OTHER	0	SOLE
Zimmer Holdings, Inc.	COM	98956P102	1564	26460	SH	SOLE	0	SOLE